Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Marketable Investment Securities in a Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair value of marketable investment securities in a loss position
Total	$ 159,362	$ 397,584
Unrealized loss on marketable investment securities in a loss position
Total	(311)	(156)
Debt Securities
Fair value of marketable investment securities in a loss position
Less than 12 Months	153,580	268,492
12 Months or More	5,782	129,092
Unrealized loss on marketable investment securities in a loss position
Less than 12 months	(306)	(100)
12 months or more	$ (5)	$ (56)